UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

Joseph E. Sweeney			San Francisco, CA		November 12, 2002

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	5

Form 13F Information Table Value Total:	3,546








List of Other Included Managers:

NONE

<Page

NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES	SH/  PUT/	  INV.	OTHER	VOTING AUTH
					CLASS				X1000				RN   CALL	 DISC	MGR	   SOLE    SHR   NONE



Prometic Life Sciences In   74342Q104    COMMON           88      100,000           N/A      SOLE       100,000
European Minerals Corp      29879A104    COMMON          338      400,000           N/A      SOLE       400,000
Pacer Intl Inc              69373H106    COMMON         2651      233,600           N/A      SOLE       233,600
Upton Resources Inc         91685D102    COMMON          326      140,000           N/A      SOLE       140,000
Wheaton River Minerals      962902102    COMMON          142      200,000           N/A      SOLE       200,000



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